LVIP Wellington SMID Cap Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.50%
Aerospace & Defense–3.46%
†Ducommun, Inc.	20,877	$2,546,994
†Mercury Systems, Inc.	66,908	4,878,262
Moog, Inc. Class A	12,187	3,566,404
†StandardAero, Inc.	79,005	2,040,699
		13,032,359
Air Freight & Logistics–1.08%
Hub Group, Inc. Class A	112,893	4,068,664
		4,068,664
Automobile Components–0.53%
†Goodyear Tire & Rubber Co.	298,455	1,978,757
		1,978,757
Banks–12.45%
Ameris Bancorp	68,471	5,340,053
Columbia Banking System, Inc.	229,826	6,304,127
National Bank Holdings Corp. Class A	123,833	4,849,300
Pinnacle Financial Partners, Inc.	83,538	7,195,964
Renasant Corp.	138,046	4,987,602
Seacoast Banking Corp. of Florida	176,881	5,357,726
Southstate Bank Corp.	73,302	6,781,901
UMB Financial Corp.	53,938	6,083,667
		46,900,340
Biotechnology–0.88%
†United Therapeutics Corp.	5,579	3,308,235
		3,308,235
Building Products–0.71%
†Builders FirstSource, Inc.	2,623	215,951
†Hayward Holdings, Inc.	185,020	2,475,568
		2,691,519
Capital Markets–1.59%
Stifel Financial Corp.	80,978	5,985,894
		5,985,894
Chemicals–4.32%
Avient Corp.	105,676	3,836,039
†Ingevity Corp.	66,766	4,755,742
Quaker Chemical Corp.	45,376	5,637,060
Westlake Corp.	17,640	2,060,705
		16,289,546
Communications Equipment–1.02%
†Lumentum Holdings, Inc.	3,103	2,180,664
†Viavi Solutions, Inc.	50,140	1,668,659
		3,849,323
Construction & Engineering–0.60%
†Fluor Corp.	48,114	2,244,518
		2,244,518
Construction Materials–1.33%
†James Hardie Industries PLC	265,530	5,029,138
		5,029,138
Consumer Finance–3.66%
Ally Financial, Inc.	146,577	5,750,216
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Bread Financial Holdings, Inc.	68,333	$5,117,458
†PRA Group, Inc.	166,791	2,918,843
		13,786,517
Consumer Staples Distribution & Retail–1.93%
†U.S. Foods Holding Corp.	78,739	7,260,523
		7,260,523
Containers & Packaging–0.98%
†O-I Glass, Inc.	351,990	3,699,415
		3,699,415
Diversified Consumer Services–1.24%
OneSpaWorld Holdings Ltd.	203,249	4,664,565
		4,664,565
Diversified REITs–1.30%
Essential Properties Realty Trust, Inc.	160,785	4,881,433
		4,881,433
Electrical Equipment–1.93%
Regal Rexnord Corp.	38,859	7,276,736
		7,276,736
Electronic Equipment, Instruments & Components–3.46%
Belden, Inc.	41,874	4,808,391
†Flex Ltd.	125,413	8,209,535
		13,017,926
Energy Equipment & Services–1.51%
Weatherford International PLC	60,265	5,699,864
		5,699,864
Financial Services–1.75%
Voya Financial, Inc.	96,366	6,583,725
		6,583,725
Gas Utilities–3.84%
Chesapeake Utilities Corp.	42,566	5,379,066
ONE Gas, Inc.	61,803	5,323,092
Spire, Inc.	41,626	3,768,818
		14,470,976
Ground Transportation–3.01%
Ryder System, Inc.	20,239	4,143,125
†XPO, Inc.	37,027	7,203,603
		11,346,728
Health Care Equipment & Supplies–3.72%
†Cooper Cos., Inc.	36,386	2,601,599
†ICU Medical, Inc.	36,987	4,776,871
†LivaNova PLC	50,946	3,238,128
†Omnicell, Inc.	101,731	3,395,781
		14,012,379
Health Care Providers & Services–0.78%
†Acadia Healthcare Co., Inc.	125,820	2,942,930
		2,942,930
Health Care REITs–1.29%
CareTrust REIT, Inc.	132,722	4,864,261
		4,864,261
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.65%
Wyndham Hotels & Resorts, Inc.	76,677	$6,228,473
		6,228,473
Household Durables–1.43%
Century Communities, Inc.	11,573	664,059
Somnigroup International, Inc.	63,952	4,727,332
		5,391,391
Industrial REITs–1.31%
First Industrial Realty Trust, Inc.	85,160	4,926,506
		4,926,506
IT Services–0.94%
Amdocs Ltd.	54,009	3,524,627
		3,524,627
Leisure Products–0.94%
†Malibu Boats, Inc. Class A	136,515	3,538,469
		3,538,469
Life Sciences Tools & Services–1.31%
†ICON PLC	44,490	4,923,263
		4,923,263
Machinery–5.04%
Atmus Filtration Technologies, Inc.	55,688	3,161,408
Helios Technologies, Inc.	96,372	6,236,232
IDEX Corp.	29,671	5,624,138
JBT Marel Corp.	30,878	3,948,370
		18,970,148
Media–1.18%
†EchoStar Corp. Class A	38,020	4,451,001
		4,451,001
Metals & Mining–1.36%
Reliance, Inc.	16,828	5,114,366
		5,114,366
Oil, Gas & Consumable Fuels–3.82%
†Antero Resources Corp.	117,569	4,989,628
Chord Energy Corp.	23,666	3,364,832
Viper Energy, Inc. Class A	128,762	6,050,527
		14,404,987
Professional Services–2.33%
†CACI International, Inc. Class A	8,028	4,366,188
TransUnion	63,640	4,403,252
		8,769,440
Residential REITs–1.05%
Camden Property Trust	40,679	3,972,711
		3,972,711
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–1.61%
Brixmor Property Group, Inc.	210,373	$6,058,742
		6,058,742
Semiconductors & Semiconductor Equipment–2.96%
Entegris, Inc.	28,881	3,386,008
MKS, Inc.	33,829	7,774,243
		11,160,251
Software–3.34%
Adeia, Inc.	217,675	5,230,730
†Dynatrace, Inc.	64,908	2,400,298
†PTC, Inc.	17,642	2,513,809
†Tyler Technologies, Inc.	7,126	2,439,800
		12,584,637
Specialty Retail–4.66%
†Boot Barn Holdings, Inc.	14,625	2,140,515
Dick's Sporting Goods, Inc.	32,047	6,354,600
†Five Below, Inc.	14,462	3,304,278
†Valvoline, Inc.	171,017	5,759,852
		17,559,245
Technology Hardware, Storage & Peripherals–1.32%
†Sandisk Corp.	7,833	4,976,618
		4,976,618
Textiles, Apparel & Luxury Goods–1.65%
Steven Madden Ltd.	182,745	6,198,710
		6,198,710
Trading Companies & Distributors–3.23%
Boise Cascade Co.	48,822	3,703,149
†EquipmentShare.com, Inc. Class A	60,757	1,237,620
WESCO International, Inc.	26,409	7,226,030
		12,166,799
Total Common Stock (Cost $315,110,164)		374,806,655

MONEY MARKET FUND–0.78%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	2,943,379	2,943,379
Total Money Market Fund (Cost $2,943,379)		2,943,379

TOTAL INVESTMENTS–100.28% (Cost $318,053,543)	377,750,034
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(1,047,637)
NET ASSETS APPLICABLE TO 15,322,181 SHARES OUTSTANDING–100.00%	$376,702,397

†Non-income producing.

LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Wellington SMID Cap Value Fund–3